Cover	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Entity File Number	001-33859
Entity Registrant Name	UNITED STATES 12 MONTH OIL FUND, LP
Entity Central Index Key	0001405528
Entity Tax Identification Number	26-0431897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	510
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of United States 12 Month Oil Fund, LP
Trading Symbol	USL
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false